Segment Information (Information about Operating Results and Assets for Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net sales:
Net sales	¥ 3,513,357	¥ 3,160,243	¥ 3,593,299
Operating cost and expenses	3,231,439	3,049,696	3,418,879	[1]
Operating profit	281,918	110,547	174,420
Other income (deductions)	20,788	19,733	21,073
Income before income taxes	302,706	130,280	195,493
Total assets	4,750,888	4,625,614	4,771,918
Depreciation and amortization	221,246	227,825	237,327
Capital expenditures	179,000	161,727	211,228
Printing Business Unit
Net sales:
Net sales	1,934,012	1,800,898	2,089,024
Operating cost and expenses	1,713,154	1,657,319	1,908,436	[1]
Operating profit	225,693	147,108	184,028
Other income (deductions)	7,259	5,076	6,066
Income before income taxes	232,952	152,184	190,094
Total assets	1,009,922	913,931	1,002,778
Depreciation and amortization	69,549	69,725	74,958
Capital expenditures	63,609	56,613	61,789
Imaging Business Unit
Net sales:
Net sales	651,494	539,560	660,105
Operating cost and expenses	574,814	535,584	634,773	[1]
Operating profit	78,718	5,730	26,933
Other income (deductions)	(256)	(778)	905
Income before income taxes	78,462	4,952	27,838
Total assets	236,143	239,605	288,545
Depreciation and amortization	21,840	22,201	24,561
Capital expenditures	12,069	12,540	18,929
Medical Business Unit
Net sales:
Net sales	480,029	435,368	437,456
Operating cost and expenses	450,942	410,830	411,781	[1]
Operating profit	29,420	25,244	26,744
Other income (deductions)	4,876	300	539
Income before income taxes	34,296	25,544	27,283
Total assets	311,247	286,749	273,525
Depreciation and amortization	12,435	11,781	11,760
Capital expenditures	11,888	7,244	7,074
Industrial and Others Business Unit
Net sales:
Net sales	449,915	385,177	405,114
Operating cost and expenses	501,434	441,006	465,197	[1]
Operating profit	44,308	20,516	28,587
Other income (deductions)	342	1,171	0
Income before income taxes	44,650	21,687	28,587
Total assets	345,883	348,614	310,110
Depreciation and amortization	27,677	28,720	29,086
Capital expenditures	25,759	21,276	28,436
Corporate and Eliminations
Net sales:
Net sales	(2,093)	(760)	1,600
Operating cost and expenses	(8,905)	4,957	(1,308)	[1]
Operating profit	(96,221)	(88,051)	(91,872)
Other income (deductions)	8,567	13,964	13,563
Income before income taxes	(87,654)	(74,087)	(78,309)
Total assets	2,847,693	2,836,715	2,896,960
Depreciation and amortization	89,745	95,398	96,962
Capital expenditures	65,675	64,054	95,000
Operating Segments
Net sales:
Net sales	3,513,357	3,160,243	3,593,299
Operating Segments | Printing Business Unit
Net sales:
Net sales	1,938,847	1,804,427	2,092,464
Operating Segments | Imaging Business Unit
Net sales:
Net sales	653,532	541,314	661,706
Operating Segments | Medical Business Unit
Net sales:
Net sales	480,362	436,074	438,525
Operating Segments | Industrial and Others Business Unit
Net sales:
Net sales	545,742	461,522	493,784
Operating Segments | Corporate and Eliminations
Net sales:
Net sales	(105,126)	(83,094)	(93,180)
Intersegment Eliminations | Printing Business Unit
Net sales:
Net sales	4,835	3,529	3,440
Intersegment Eliminations | Imaging Business Unit
Net sales:
Net sales	2,038	1,754	1,601
Intersegment Eliminations | Medical Business Unit
Net sales:
Net sales	333	706	1,069
Intersegment Eliminations | Industrial and Others Business Unit
Net sales:
Net sales	95,827	76,345	88,670
Intersegment Eliminations | Corporate and Eliminations
Net sales:
Net sales	¥ (103,033)	¥ (82,334)	¥ (94,780)

[1]	During 2019, the Company implemented a restructuring plan centered in Europe with the goal of reorganizing sales structure and improving profitability mainly in the Printing Business Unit. The employee severance charges in the Printing Business Unit under the plan for the year ended December 31, 2019 were ¥15,656 million and most of the charges are included in selling, general and administrative expenses in the consolidated statements of income. The restructuring charges for the years ended December 31, 2021 and 2020 were not significant.